Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted average exercisable price
(Number of options) 2021 2020
Beginning of year 6,158,539 8,617,097
Options granted - -
Options forfeited (18,005) (81,991)
Options expired (886,009) (1,911,558)
Options exercised [note 16] (1,796,524) (465,009)
End of year 3,458,001 6,158,539
Exercisable 3,162,415 5,076,226
2021 2020
Beginning of year $16.98 $17.44
Options granted - -
Options forfeited 26.08 22.22
Options expired 22.05 20.14
Options exercised

14.90 11.56
End of year $16.72 $16.98
Exercisable $16.85 $17.73

Total options outstanding and exercisable
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 11.32

-
15.83 1,833,572 4.2 $14.56 1,537,986 $14.43
$ 15.84

-
26.81 1,624,429 1.5 $19.15 1,624,429 $19.15
3,458,001 3,162,415

Compensation expense under equity settled plans	2021 2020 Employee share ownership plan $ 3,301 $ 3,174 Restricted share unit plan 2,933 2,903 Performance share unit plan 1,237 2,650 Stock option plan 366 1,011 Total $ 7,837 $ 9,738
Expenses (recoveries) cash-settled plans
2021 2020
Performance share unit plan $ 25,784 $ 20,287
Restricted share unit plan 6,890 1,849
Deferred share unit plan 6,741 3,765
Phantom stock option plan 2,261 1,340
Phantom restricted share unit plan 163 -
Total $ 41,839 $ 27,241

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans	Grant date Mar 1/21 Number of options granted 168,496 Average strike price $20.25 Expected forfeitures 11% Weighted average grant date fair values $20.25
Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans
Phantom
PSU RSU RSU
Number of units 369,110 245,530 15,980
Expected vesting 72% - -
Expected dividend - - $0.08
Expected life of option 3

years
3

years
3

years
Expected forfeitures 10% 10% 7%
Weighted average measurement date fair values $14.56 $20.25 $20.25
Phantom Phantom
stock options PSU RSU RSU
Number of units 173,835 1,495,709 672,675 16,027
Expected vesting - 114% - -
Average strike price $13.88 - - -
Expected dividend $0.08 - - $0.08
Expected volatility 50% - - -
Risk-free interest rate 1.0% - - -
Expected life of option 2

years
0.9

years
1.5

years
2.2

years
Expected forfeitures 7% 3% 10% 7%
Weighted average measurement date fair values $15.14 $31.44 $27.58 $27.58